TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of trade accounts receivable, net and notes receivable

	09.30.21	12.31.20
Trade accounts receivable
Domestic market
Third parties	977,964	2,002,586
Foreign market
Third parties	3,218,914	2,716,551
	4,196,878	4,719,137
( - ) Adjustment to present value	(10,867)	(13,316)
( - ) Expected credit losses	(633,850)	(605,940)
	3,552,161	4,099,881
Current	3,545,760	4,092,855
Non-current	6,401	7,026

Other receivables
Other receivables	93,844	113,949
( - ) Adjustment to present value	(1,409)	(156)
( - ) Expected credit losses	(15,959)	(27,389)
	76,476	86,404
Current	40,991	43,566
Non-current (1)	35,485	42,838

(1)	Weighted average maturity of 2.00 years.

The movements of the expected credit losses are presented below:

The movements of the expected credit losses are presented below:

	09.30.21	12.31.20
Beginning balance	(605,940)	(503,848)
(Additions) Reversals	(11,627)	(12,137)
Write-offs	9,060	19,451
Exchange rate variation	(25,343)	(109,406)
Ending balance	(633,850)	(605,940)

The aging of trade accounts receivable is as follows:

The aging of trade accounts receivable is as follows:

	09.30.21	12.31.20
Not overdue	3,334,545	4,010,140
Overdue
01 to 60 days	228,974	104,195
61 to 90 days	4,837	6,045
91 to 120 days	3,368	398
121 to 180 days	7,206	7,024
181 to 360 days	10,209	15,688
More than 360 days	607,739	575,647
( - ) Adjustment to present value	(10,867)	(13,316)
( - ) Expected credit losses	(633,850)	(605,940)
	3,552,161	4,099,881